White Oak Select Growth Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 98.23%	Shares	Fair Value
COMMUNICATIONS - 15.43%
Internet Media & Services - 15.43%
Alphabet, Inc. - A(a)	12,680	$18,867,206
Alphabet, Inc. - C(a)	14,695	21,792,097
Facebook, Inc. - A(a)	56,310	14,284,158
		54,943,461
CONSUMER DISCRETIONARY - 18.94%
E-Commerce Discretionary - 13.95%
Amazon.com, Inc.(a)	15,705	49,701,299

Retail - Discretionary - 4.99%
Lowe's Cos., Inc.	119,390	17,778,365

CONSUMER STAPLES - 0.71%
Beverages - 0.71%
PepsiCo, Inc.	18,465	2,541,892

FINANCIALS - 8.94%
Asset Management - 4.09%
Charles Schwab Corp./The(b)	439,100	14,556,165

Banking - 0.46%
JPMorgan Chase & Co.	17,000	1,642,880

Institutional Financial Services - 1.11%
State Street Corp.(b)	62,200	3,967,738

Insurance - 3.28%
Chubb Ltd.	91,890	11,692,084

HEALTH CARE - 25.67%
Biotech & Pharma - 15.76%
Amgen, Inc.	82,460	20,175,488
Gilead Sciences, Inc.	141,385	9,830,499
Novartis AG - ADR	160,990	13,223,719

The accompanying notes are an integral part of the quarterly schedule of investments.

White Oak Select Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.23% (Continued)	Shares	Fair Value
HEALTH CARE - 25.67% (Continued)
Biotech & Pharma - 15.76% (Continued)
Pfizer, Inc.	335,700	$12,917,736
		56,147,442
Health Care Facilities & Services - 4.53%
Cigna Corp.	45,606	7,875,700
Laboratory Corp of America Holdings(a)	42,770	8,251,188
		16,126,888
Medical Equipment & Devices - 5.38%
Alcon, Inc.(a)(b)	178,972	10,734,741
Zimmer Biomet Holdings, Inc.	62,390	8,413,915
		19,148,656
REAL ESTATE - 2.86%
REIT - 2.86%
Digital Realty Trust, Inc.(b)	63,490	10,192,685

TECHNOLOGY - 25.68%
Semiconductors - 13.41%
KLA Corp.(b)	80,425	16,071,327
QUALCOMM, Inc.	122,300	12,916,103
Xilinx, Inc.	174,905	18,776,052
		47,763,482
Software - 1.70%
Salesforce.com, Inc.(a)	31,100	6,059,835

Technology Hardware - 6.48%
Cisco Systems, Inc.	490,000	23,079,000

Technology Services - 4.09%
Cognizant Technology Solutions Corp. - A	100,000	6,832,000
International Business Machines Corporation (IBM)(b)	62,900	7,732,926
		14,564,926

TOTAL COMMON STOCKS (Cost $208,667,422)		349,906,798

The accompanying notes are an integral part of the quarterly schedule of investments.

White Oak Select Growth Fund
Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 15.62%	Shares	Fair Value
MONEY MARKET FUNDS - 1.82%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	6,489,147	$6,489,147

COLLATERAL FOR SECURITIES LOANED - 13.80%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	49,141,216	49,141,216

TOTAL SHORT-TERM INVESTMENTS (Cost $55,630,363)		55,630,363

TOTAL INVESTMENTS- 113.85% (Cost $264,297,785)		405,537,161

Liabilities in Excess of Other Assets - (13.85)%		(49,339,517)

NET ASSETS - 100.00%		$356,197,644

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $48,069,952.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 97.90%	Shares	Fair Value
COMMUNICATIONS - 15.38%
Internet Media & Services - 15.38%
Alphabet, Inc. - A(a)	4,030	$5,996,439
Alphabet, Inc. - C(a)	10,089	14,961,583
Facebook, Inc. - A(a)	23,900	6,062,713
		27,020,735
CONSUMER DISCRETIONARY - 18.76%
Automotive - 4.49%
Gentex Corp.	292,500	7,894,575

E-Commerce Discretionary - 14.27%
Amazon.com, Inc.(a)	5,120	16,203,162
eBay, Inc.	160,500	8,872,440
		25,075,602
FINANCIALS - 15.26%
Asset Management - 3.87%
Charles Schwab Corp./The(b)	205,351	6,807,386

Institutional Financial Services - 2.06%
Bank of New York Mellon Corp./The	100,745	3,611,708

Insurance - 7.44%
Assurant, Inc.	38,900	4,180,583
Everest Re Group Ltd.	10,600	2,319,174
Travelers Cos., Inc./The	57,400	6,567,708
		13,067,465
Specialty Finance - 1.89%
Synchrony Financial(b)	150,300	3,326,139

HEALTH CARE - 29.50%
Biotech & Pharma - 13.56%
Amgen, Inc.	18,500	4,526,395
Biogen, Inc.(a)	7,100	1,950,299
Gilead Sciences, Inc.	37,085	2,578,520
GlaxoSmithKline PLC - ADR	111,760	4,506,163
Roche Holding AG - ADR	162,000	6,982,200

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.90% (Continued)	Shares	Fair Value
HEALTH CARE - 29.50% (Continued)
Biotech & Pharma - 13.56% (Continued)
Vertex Pharmaceuticals, Inc.(a)	12,090	$3,288,480
		23,832,057
Health Care Facilities & Services - 4.92%
McKesson Corp.	36,500	5,480,840
Quest Diagnostics, Inc.	25,000	3,176,750
		8,657,590
Medical Equipment & Devices - 11.02%
Illumina, Inc.(a)(b)	23,675	9,047,638
Intuitive Surgical, Inc.(a)	8,040	5,510,938
Medtronic PLC	49,845	4,809,045
		19,367,621
TECHNOLOGY - 19.00%
Semiconductors - 11.22%
KLA Corp.(b)	54,460	10,882,742
Xilinx, Inc.	82,300	8,834,905
		19,717,647
Technology Services - 7.78%
Amdocs Ltd.	81,587	5,066,552
Paychex, Inc.	43,649	3,139,236
Visa, Inc. - A(b)	28,720	5,468,288
		13,674,076

TOTAL COMMON STOCKS (Cost $112,880,007)		172,052,601

SHORT-TERM INVESTMENTS - 16.33%
MONEY MARKET FUNDS - 2.18%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	3,835,073	3,835,073

COLLATERAL FOR SECURITIES LOANED - 14.15%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	24,866,507	24,866,507

TOTAL SHORT-TERM INVESTMENTS (Cost $28,701,580)		28,701,580

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments (Continued)

Fair Value

TOTAL INVESTMENTS- 114.23% (Cost $141,581,587)	$200,754,181

Liabilities in Excess of Other Assets - (14.23)%	(25,005,483)

NET ASSETS - 100.00%	$175,748,698

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $24,068,297.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 92.68%	Shares	Fair Value
COMMUNICATIONS - 5.75%
Internet Media & Services - 5.75%
Alphabet, Inc. - C(a)	220	$326,251
iQIYI, Inc. - ADR(a)(b)	13,155	277,571
		603,822
CONSUMER DISCRETIONARY - 20.51%
Automotive - 2.13%
Gentex Corp.	8,275	223,342

Consumer Services - 5.45%
TAL Education Group - ADR(a)	7,315	571,813

E-Commerce Discretionary - 6.15%
Amazon.com, Inc.(a)	204	645,595

Home Construction - 3.67%
PulteGroup, Inc.	8,820	384,552

Wholesale - Discretionary - 3.11%
Pool Corp.	1,030	326,201

CONSUMER STAPLES - 2.64%
Beverages - 2.64%
Molson Coors Beverage Company - B	7,385	277,085

FINANCIALS - 5.73%
Insurance - 5.73%
Assurant, Inc.	1,830	196,670
Hartford Financial Services Group, Inc./The	9,565	404,791
		601,461
HEALTH CARE - 20.22%
Biotech & Pharma - 10.63%
Amgen, Inc.	1,325	324,188
Gilead Sciences, Inc.	3,591	249,682
Jazz Pharmaceuticals PLC(a)	3,655	395,654

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 92.68% (Continued)	Shares	Fair Value
HEALTH CARE - 20.22% (Continued)
Biotech & Pharma - 10.63% (Continued)
Mylan NV(a)	9,060	$145,956
		1,115,480
Health Care Facilities & Services - 5.73%
Cardinal Health, Inc.	5,770	315,157
Quest Diagnostics, Inc.	2,245	285,272
		600,429
Medical Equipment & Devices - 3.86%
Illumina, Inc.(a)	1,060	405,090

INDUSTRIALS - 5.61%
Commercial Support Services - 2.60%
Republic Services, Inc.	3,130	273,093

Machinery - 3.01%
Colfax Corp.(a)(b)	10,855	315,663

REAL ESTATE - 3.55%
REIT - 3.55%
CyrusOne, Inc.(b)	4,465	372,470

TECHNOLOGY - 28.67%
Semiconductors - 5.72%
KLA Corp.(b)	3,000	599,490

Software - 2.74%
Citrix Systems, Inc.	2,015	287,661

Technology Hardware - 14.08%
F5 Networks, Inc.(a)	2,820	383,238
NetApp, Inc.	5,805	257,161
Seagate Technology PLC(b)	7,998	361,670
Ubiquiti Networks, Inc.(b)	2,565	475,295
		1,477,364
Technology Services - 6.13%
Amdocs Ltd.	2,475	153,698

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments (Continued)

COMMON STOCKS - 92.68% (Continued)	Shares	Fair Value
TECHNOLOGY - 28.67% (Continued)
Technology Services - 6.13% (Continued)
Cognizant Technology Solutions Corp. - A	7,160	$489,171
		642,869

TOTAL COMMON STOCKS (Cost $7,406,963)		9,723,480

SHORT-TERM INVESTMENTS - 26.37%
MONEY MARKET FUNDS - 3.67%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	384,523	384,523

COLLATERAL FOR SECURITIES LOANED - 22.70%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	2,380,934	2,380,934

TOTAL SHORT-TERM INVESTMENTS (Cost $2,765,457)		2,765,457

TOTAL INVESTMENTS- 119.05% (Cost $10,172,420)		12,488,937

Liabilities in Excess of Other Assets - (19.05)%		(1,998,176)

NET ASSETS - 100.00%		$10,490,761

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,338,877.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 98.41%	Shares	Fair Value
COMMUNICATIONS - 3.68%
Advertising & Marketing - 0.86%
QuinStreet, Inc.(a)	9,100	$106,243

Internet Media & Services - 2.82%
Eventbrite, Inc. - Class A(a)(b)	41,000	349,320

CONSUMER DISCRETIONARY - 11.43%
Consumer Services - 8.59%
Aaron's, Inc.	8,870	462,836
Adtalem Global Education, Inc.(a)	9,050	310,777
American Public Education, Inc.(a)	10,000	291,100
		1,064,713
Home Construction - 2.84%
Taylor Morrison Home Corp.(a)(b)	15,015	352,102

CONSUMER STAPLES - 6.11%
Beverages - 6.11%
Boston Beer Co., Inc./The - A(a)	935	757,761

ENERGY - 5.67%
Renewable Energy - 5.67%
SolarEdge Technologies, Inc.(a)(b)	4,010	702,151

FINANCIALS - 9.84%
Asset Management - 3.04%
AllianceBernstein Holding LP	9,935	282,253
Blucora, Inc.(a)	8,000	94,320
		376,573
Banking - 2.07%
Dime Community Bancshares, Inc.	21,870	256,863

Insurance - 4.73%
CNO Financial Group, Inc.(b)	17,335	261,759
Selective Insurance Group, Inc.(b)	5,960	323,866
		585,625

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.41% (Continued)	Shares	Fair Value
HEALTH CARE - 11.86%
Biotech & Pharma - 9.13%
Eagle Pharmaceuticals, Inc.(a)(b)	7,725	$358,363
Innoviva, Inc.(a)	21,895	296,568
United Therapeutics Corp.(a)	4,275	476,534
		1,131,465
Health Care Facilities & Services - 2.73%
Magellan Health, Inc.(a)	4,570	338,957

INDUSTRIALS - 11.09%
Commercial Support Services - 2.59%
Barrett Business Services, Inc.	6,101	321,401

Electrical Equipment - 5.09%
Advanced Energy Industries, Inc.(a)	8,575	630,863

Machinery - 3.41%
Hollysys Automation Technologies Ltd.	15,500	187,550
Kadant, Inc.(b)	2,160	234,381
		421,931
MATERIALS - 2.11%
Forestry, Paper & Wood Products - 2.11%
Mercer International, Inc.(b)	35,145	261,830

TECHNOLOGY - 36.62%
Semiconductors - 21.42%
Ambarella, Inc.(a)	6,000	271,680
Cirrus Logic, Inc.(a)	5,995	410,837
Cohu, Inc.	31,964	601,882
Diodes, Inc.(a)	6,870	353,462
Kulicke & Soffa Industries, Inc.	25,285	599,255
Silicon Motion Technology Corp. - ADR	10,095	417,630
		2,654,746
Software - 10.96%
FireEye, Inc.(a)	24,590	371,309
NextGen Healthcare, Inc.(a)	21,945	320,836
Verint Systems, Inc.(a)	7,760	348,346

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.41% (Continued)	Shares	Fair Value
TECHNOLOGY - 36.62% (Continued)
Software - 10.96% (Continued)
Workiva, Inc.(a)	5,690	$318,071
		1,358,562
Technology Services - 4.24%
Perficient, Inc.(a)	6,485	254,277
Perspecta, Inc.	12,690	271,566
		525,843

TOTAL COMMON STOCKS (Cost $9,852,643)		12,196,949

SHORT-TERM INVESTMENTS - 23.07%
MONEY MARKET FUNDS - 1.58%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	196,288	196,288

COLLATERAL FOR SECURITIES LOANED - 21.49%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	2,663,705	2,663,705

TOTAL SHORT-TERM INVESTMENTS (Cost $2,859,993)		2,859,993

TOTAL INVESTMENTS- 121.48% (Cost $12,712,636)		15,056,942

Liabilities in Excess of Other Assets - (21.48)%		(2,662,255)

NET ASSETS - 100.00%		$12,394,687

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,568,471.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 99.46%	Shares	Fair Value
COMMUNICATIONS - 14.32%
Internet Media & Services - 14.32%
Alphabet, Inc. - A(a)	17,630	$26,232,558
Alphabet, Inc. - C(a)	17,636	26,153,483
Facebook, Inc. - A(a)	143,225	36,331,886
		88,717,927
CONSUMER DISCRETIONARY - 10.75%
E-Commerce Discretionary - 10.75%
Amazon.com, Inc.(a)	15,400	48,736,072
eBay, Inc.	324,030	17,912,378
		66,648,450
REAL ESTATE - 1.96%
REIT - 1.96%
Digital Realty Trust, Inc.(b)	75,770	12,164,116

TECHNOLOGY - 72.43%
Semiconductors - 20.70%
Intel Corp.	537,450	25,652,489
KLA Corp.(b)	152,400	30,454,092
NXP Semiconductors NV	113,550	13,345,531
QUALCOMM, Inc.	153,200	16,179,452
Skyworks Solutions, Inc.	145,135	21,128,753
Xilinx, Inc.	200,585	21,532,800
		128,293,117
Software - 24.18%
Akamai Technologies, Inc.(a)	136,780	15,379,543
Check Point Software Technologies Ltd.(a)	129,700	16,257,895
Citrix Systems, Inc.	129,280	18,456,013
Microsoft Corp.	182,970	37,510,680
Oracle Corp.	423,601	23,488,675
Synopsys, Inc.(a)	99,295	19,781,550
VMware, Inc. - Class A(a)(b)	135,470	18,994,249
		149,868,605
Technology Hardware - 18.96%
Apple, Inc.	133,720	56,836,349
Cisco Systems, Inc.	576,180	27,138,078

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund
Schedule of Investments (Continued)

COMMON STOCKS - 99.46% (Continued)	Shares	Fair Value
TECHNOLOGY - 72.43% (Continued)
Technology Hardware - 18.96% (Continued)
HP, Inc.	462,970	$8,139,012
Juniper Networks, Inc.	303,865	7,712,094
NetApp, Inc.(b)	240,690	10,662,567
Seagate Technology PLC(b)	154,400	6,981,968
		117,470,068
Technology Services - 8.59%
Accenture PLC - A	47,580	10,695,032
Global Payments, Inc.	118,157	21,034,309
International Business Machines Corp.	50,900	6,257,646
Visa, Inc. - A(b)	80,000	15,232,000
		53,218,987

TOTAL COMMON STOCKS (Cost $308,964,870)		616,381,270

SHORT-TERM INVESTMENTS - 9.79%
MONEY MARKET FUNDS - 0.65%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	4,056,990	4,056,990

COLLATERAL FOR SECURITIES LOANED - 9.14%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	56,630,908	56,630,908

TOTAL SHORT-TERM INVESTMENTS (Cost $60,687,898)		60,687,898

TOTAL INVESTMENTS- 109.25% (Cost $369,652,768)		677,069,168

Liabilities in Excess of Other Assets - (9.25)%		(57,316,196)

NET ASSETS - 100.00%		$619,752,972

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $55,690,288.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 97.95%	Shares	Fair Value
COMMUNICATIONS - 9.78%
Internet Media & Services - 9.78%
Facebook, Inc. - A(a)	5,525	$1,401,527
iQIYI, Inc. - ADR(a)(b)	26,150	551,765
Tencent Holdings Ltd. - ADR	32,245	2,208,460
		4,161,752
CONSUMER DISCRETIONARY - 2.57%
Automotive - 2.57%
Tesla, Inc.(a)	765	1,094,531

ENERGY - 6.07%
Renewable Energy - 6.07%
SolarEdge Technologies, Inc.(a)(b)	14,765	2,585,351

HEALTH CARE - 4.16%
Medical Equipment & Devices - 4.16%
Illumina, Inc.(a)(b)	4,635	1,771,312

INDUSTRIALS - 2.35%
Electrical Equipment - 2.35%
Advanced Energy Industries, Inc.(a)	13,560	997,609

TECHNOLOGY - 73.02%
Information Technology - 1.83%
Paylocity Holdings Corp.(a)	5,855	779,886

Semiconductors - 23.94%
Ambarella, Inc.(a)	18,000	815,040
Cirrus Logic, Inc.(a)	12,990	890,205
Cohu, Inc.	70,552	1,328,494
Diodes, Inc.(a)	24,800	1,275,960
KLA Corp.(b)	7,590	1,516,710
Kulicke & Soffa Industries, Inc.	31,150	738,255
Lam Research Corp.	4,285	1,616,130
QUALCOMM, Inc.	10,844	1,145,235

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.95% (Continued)	Shares	Fair Value
TECHNOLOGY - 73.02% (Continued)
Semiconductors - 23.94% (Continued)
Silicon Motion Technology Corp. - ADR	20,940	$866,288
		10,192,317
Software - 17.34%
Citrix Systems, Inc.	12,595	1,798,062
Fortinet, Inc.(a)	11,090	1,533,747
NextGen Healthcare, Inc.(a)	43,900	641,818
Palo Alto Networks, Inc.(a)	5,100	1,305,192
Salesforce.com, Inc.(a)	7,480	1,457,478
Verint Systems, Inc.(a)	14,335	643,498
		7,379,795
Technology Hardware - 19.01%
Apple, Inc.	8,005	3,402,445
F5 Networks, Inc.(a)	7,705	1,047,110
NetApp, Inc.	21,945	972,164
Seagate Technology PLC(b)	16,355	739,573
SYNNEX Corp.	6,380	795,841
Ubiquiti Networks, Inc.(b)	6,120	1,134,036
		8,091,169
Technology Services - 10.90%
Cognizant Technology Solutions Corp. - A	9,600	655,872
Jack Henry & Associates, Inc.	6,520	1,162,516
PayPal Holdings, Inc.(a)	7,250	1,421,507
Perficient, Inc.(a)	24,185	948,294
Science Applications International Corp.	5,665	453,087
		4,641,276

TOTAL COMMON STOCKS (Cost $21,086,088)		41,694,998

SHORT-TERM INVESTMENTS - 18.75%
MONEY MARKET FUNDS - 2.18%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	928,873	928,873

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)

SHORT-TERM INVESTMENTS - 18.75% (Continued)	Shares	Fair Value
COLLATERAL FOR SECURITIES LOANED - 16.57%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	7,054,473	$7,054,473

TOTAL SHORT-TERM INVESTMENTS (Cost $7,983,346)		7,983,346

TOTAL INVESTMENTS- 116.70% (Cost $29,069,434)		49,678,344

Liabilities in Excess of Other Assets - (16.70)%		(7,110,042)

NET ASSETS - 100.00%		$42,568,302

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,939,898.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund
Schedule of Investments
As of July 31, 2020 (Unaudited)

COMMON STOCKS - 98.77%	Shares	Fair Value
HEALTH CARE - 98.77%
Biotech - 23.39%
Alexion Pharmaceuticals, Inc.(a)	10,610	$1,087,419
Amgen, Inc.	10,240	2,505,421
Biogen, Inc.(a)	9,405	2,583,459
Gilead Sciences, Inc.	32,895	2,287,189
Regeneron Pharmaceuticals, Inc.(a)	1,180	745,843
United Therapeutics Corp.(a)	7,755	864,450
Vertex Pharmaceuticals, Inc.(a)	4,315	1,173,680
		11,247,461
Health Care Services - 8.65%
Charles River Laboratories International, Inc.(a)	14,165	2,818,693
Quest Diagnostics, Inc.	10,545	1,339,953
		4,158,646
Health Care Supply Chain - 14.28%
Cardinal Health, Inc.	17,409	950,880
Cigna Corp.	15,148	2,615,908
CVS Health Corp.	18,480	1,163,131
McKesson Corp.	14,206	2,133,173
		6,863,092
Large Pharma - 26.36%
AbbVie, Inc.	14,894	1,413,589
Bristol-Myers Squibb Co.(a)	24,315	87,534
GlaxoSmithKline PLC - ADR	62,505	2,520,202
Johnson & Johnson	7,688	1,120,603
Merck & Co., Inc.	18,800	1,508,512
Novartis AG - ADR	14,600	1,199,244
Novo Nordisk A/S - ADR	25,330	1,654,809
Pfizer, Inc.	37,370	1,437,997
Sanofi - ADR	33,002	1,730,955
		12,673,445
Life Science & Diagnostics - 3.21%
Illumina, Inc.(a)(b)	4,040	1,543,926

Managed Care - 7.99%
Anthem, Inc.	5,415	1,482,627

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund
Schedule of Investments (Continued)

COMMON STOCKS - 98.77% (Continued)	Shares	Fair Value
HEALTH CARE - 98.77% (Continued)
Managed Care - 7.99% (Continued)
UnitedHealth Group, Inc.	7,800	$2,361,684
		3,844,311
Medical Devices - 9.13%
Medtronic PLC	18,746	1,808,614
Stryker Corp.	6,060	1,171,398
Zimmer Biomet Holdings, Inc.	10,460	1,410,636
		4,390,648
Medical Equipment - 4.85%
Alcon, Inc.(a)(b)	28,995	1,739,120
Intuitive Surgical, Inc.(a)	865	592,906
		2,332,026
Specialty & Generic Pharma - 0.91%
Eagle Pharmaceuticals, Inc.(a)(b)	9,380	435,138

TOTAL COMMON STOCKS (Cost $34,792,595)		47,488,693

SHORT-TERM INVESTMENTS - 9.33%
MONEY MARKET FUNDS - 1.41%
Fidelity Investments Money Market Funds - Institutional, 0.05% (c)	680,010	680,010

COLLATERAL FOR SECURITIES LOANED - 7.92%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26%(c)	3,808,365	3,808,365

TOTAL SHORT-TERM INVESTMENTS (Cost $4,488,375)		4,488,375

TOTAL INVESTMENTS- 108.10% (Cost $39,280,970)		51,977,068

Liabilities in Excess of Other Assets - (8.10)%		(3,894,633)

NET ASSETS - 100.00%		$48,082,435

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,680,761.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of July 31, 2020 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the U.S. (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, none of the Funds had investments in repurchase agreements.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of July 31, 2020:

	Market Value of	Cash Collateral
	Securities on Loan	Received
White Oak Select Growth Fund	$48,069,952	$49,141,216
Pin Oak Equity Fund	24,068,297	24,866,507
Rock Oak Core Growth Fund	2,338,877	2,380,934
River Oak Discovery Fund	2,568,471	2,663,705
Red Oak Technology Select Fund	55,690,288	56,630,908
Black Oak Emerging Technology Fund	6,939,898	7,054,473
Live Oak Health Sciences Fund	3,680,761	3,808,365

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At July 31, 2020, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$262,199,940	$148,437,874	$(5,100,653)	$143,337,221
Pin Oak Equity Fund	140,361,486	62,379,287	(1,986,592)	60,392,695
Rock Oak Core Growth Fund	10,092,540	2,900,993	(504,596)	2,396,397
River Oak Discovery Fund	12,611,289	3,198,523	(752,870)	2,445,653
Red Oak Technology Select Fund	366,635,739	312,161,808	(1,728,379)	310,433,429
Black Oak Emerging Technology Fund	28,838,482	21,100,429	(260,567)	20,839,862
Live Oak Health Sciences Fund	39,553,447	13,079,669	(656,048)	12,423,621

As of July 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$349,906,798	$-	$-	$349,906,798
Short Term Investments
Money Market Funds	6,489,147	-	-	6,489,147
Collateral for Securities Loaned*	-	-	-	49,141,216
Total	$356,395,945	$-	$-	$405,537,161

PIN OAK EQUITY FUND
Common Stocks	$172,052,601	$-	$-	$172,052,601
Short Term Investments
Money Market Funds	3,835,073	-	-	3,835,073
Collateral for Securities Loaned*	-	-	-	24,866,507
Total	$175,887,674	$-	$-	$200,754,181

ROCK OAK CORE GROWTH FUND
Common Stocks	$9,723,480	$-	$-	$9,723,480
Short Term Investments
Money Market Funds	384,523	-	-	384,523
Collateral for Securities Loaned*	-	-	-	2,380,934
Total	$10,108,003	$-	$-	$12,488,937

RIVER OAK DISCOVERY FUND
Common Stocks	$12,196,949	$-	$-	$12,196,949
Short Term Investments
Money Market Funds	196,288	-	-	196,288
Collateral for Securities Loaned*	-	-	-	2,663,705
Total	$12,393,237	$-	$-	$15,056,942

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$616,381,270	$-	$-	$616,381,270
Short Term Investments	-
Money Market Funds	4,056,990	-	-	4,056,990
Collateral for Securities Loaned*	-	-	-	56,630,908
Total	$620,438,260	$-	$-	$677,069,168

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$41,694,998	$-	$-	$41,694,998
Short Term Investments
Money Market Funds	928,873	-	-	928,873
Collateral for Securities Loaned*	-	-	-	7,054,473
Total	$42,623,871	$-	$-	$49,678,344

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$47,488,693	$-	$-	$47,488,693
Short Term Investments
Money Market Funds	680,010	-	-	680,010
Collateral for Securities Loaned*	-	-	-	3,808,365
Total	$48,168,703	$-	$-	$51,977,068

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.